Stockholder's Equity and Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 10      Stockholder’s Equity

Common Stock

During the Nine Months period ended September 30, 2016, the Company issued 1,044,403 shares of common stock and received or credited gross proceeds of $474,700.  The expenses of offering totaled $282,731.  The net proceeds in the amount of $193,641 were used for working capital, corporate expenses, legal fees and public company expenses.

Options

The following table sets forth certain information regarding Option Awards as of September 30, 2016 for each executive officer of the Company who received such awards and all officers and directors as a group.  None were outstanding as of the fiscal year ended December 31, 2015 (1) (2)

Name	Number of securities underlying unexercised option exercisable	Option Exercise Price	Option Expiration Date
Charles O’Dowd	400,000	$0.01	January 1, 2021
All Officers and Directors as a Group	400,000	$0.01	January 1, 2021

(1)  An aggregate of 620,000 stock awards are outstanding under the Equity Incentive Plan as of November 14, 2016.

(2)  An aggregate of 45,000 Share Option Awards have been issued to 3 employees and 2 consultants of the Company at an exercise price of $0.01 per share expiring on 1/21/21.

Earnings (loss) per share calculation

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period

The computation of basic and diluted loss per share at September 30, 2016 excludes the common stock equivalents from convertible debt of the following potentially dilutive securities because their inclusion would be anti-dilutive:

September 30, 2016
Convertible debt	1,676,294

Note 12 Stockholder’s Equity and Deficit

In March 1, 2013 the Company began a third European private placement offering of restricted common stock to non USA citizens only. The offering consisted of up to 1,000,000 shares of common stock offered at the price of $0.33 USD per share. As of December 31, 2014, the Company had sold 904,377 shares.

During the fiscal year ended December 31, 2014 the Company sold 477,534 shares in this Regulation S offering to non-US investors. The total proceeds from the offering was $1,124,834, interest and other expenses totaled $52,568. Commission and expense reimbursements totaled $695,185. The Company recorded net proceeds totaling $377,081. There were no shares issued to pay interest in 2014, however cash payments on interest totaled $25,081.

During the fiscal year ended December 31, 2015 the Company sold 468,538 shares under this Regulation S offering to non-US investors. The total proceeds from the offering was $890,969, commission and expense reimbursements totaled $585,690. The Company recorded net proceeds totaling $305,279.

Stock subscriptions executed under this offering include a provision whereby ABCO agrees to pay a dividend (defined as interest) of from 6% to 12% of the total amount invested for a period of one year from receipt of the invested funds. This dividend (defined as interest) is allocated between the broker and the investor with amounts paid to the broker treated as a cost of the offering and netted against additional paid in capital and amounts paid to the investor treated as interest expense. Total amounts paid under this agreement and charged to additional paid-in capital for the years ended December 31, 2015 and 2014, amounted to $56,454 and $12,350, respectively. Total amounts paid under this agreement and charged to interest expense for the years ended December 31, 2015 and 2014, amounted to $13,242 and $2,987, respectively.

ABCO has evaluated these agreements under AS 480-10: Certain Financial Instruments with Characteristics of Both Liabilities and Equity and determined that the capital contributions made under these subscription agreement more closely resemble equity than liabilities as they can only be settled through the issuance of shares and although they have a stated cost associated with them which accrues in the same manner as interest, the cost is only incurred in the first twelve months after placement as is more closely associated with a cost of raising funds than interest expense.

Accrued but unpaid dividends (defined as interest) at December 31, 2015 and 2014 amounted to $45,151 and $42,722, respectively.  This offering began on March 1, 2013 and consisted of up to 1,000,000 shares of common stock offered at the price of $0.33 USD per share. As of December 31, 2015, the Company had sold 945,621 shares.

On September 15, 2015 the Company entered into a consulting contract with Adamas Fund, LLC (AFL), a Chicago based investment banking group providing for the issuance of a Regulation 144A bond offering that will be sold to QIBs (qualified institutional buyers) with a minimum raise of $5,000,000 USD on a best efforts basis. The bond will be sold by several broker dealers globally and will be used in the implementation of ABCO’s future growth plans and for future acquisitions. The ABCO bond will carry no interest for years 1-3 and a low annual coupon rate of 6.5% for years 4-10 with a 10 year maturity date.  The bond may be convertible into common stock under certain circumstances.  Rule 144A Securities Act of 1933 provides an exemption from the registration requirements of the Securities Act of 1933 for certain private transactions of minimum $100,000 units of restricted securities to qualified investors which generally are large institutional investors that own at least $100 million in investable assets. AFL will receive an aggregate advisory fee of $150,000 in connection with the issuance of the bonds.  The first $75,000 was paid by the issuance of 37,500 shares of registered common stock on or about November 19, 2015.  The remaining $75,000 will be paid upon delivery to the Company of the definitive form of the bonds in form and substance satisfactory to the Company.  The Company, at its option, can pay in cash or in registered shares of common stock.

During November, 2015 the Company issued an aggregate of 77,500 shares to financial consulting entities for services relating to fund raising activities and to law firms for legal fees and expenses incurred for public share registrations and other business related activities.  The total issuance was valued at $85,250 for fair market value as negotiated and that amount is charged to additional paid in capital.

On November 30, 2015, the Company entered into a Consultant Agreement ["CA"] with TEN Associates LLC ("Consultant") which provides for Consultant to perform general corporate and business consulting services and other related activities as directed by the Company. In consideration for rendering such services, Consultant was to be paid a consulting fee consisting of any aggregate of 400,000 registered shares. The first 100,000 of such shares were issued to the Consultant on or about December 7, 2015.  The Consultant immediately sold the shares to market contrary to the agreement between the parties.  On January 15, 2016 this contract was cancelled for cause and demand was issued for the return of the shares.  The remaining 300,000 of the shares were never issued and no shares have been recovered as of the date of this report.

During December, 2015 the Company sold 10,000 shares of its S1 offering to a foreign individual and the Company received $20,000 gross proceeds.

In March 18, 2014 a Company founder cancelled the original issue 600,000 shares to satisfy a requirement for FINRA approval of the Company name change and roll back of ENYC shares.

In September, 2014 the Company issued an aggregate of 110,000 shares to financial consulting entities for services relating to fund raising activities and to law firms for legal fees and expenses incurred for public share registrations and other business related activities.  These shares were issued after the SEC order dated September 11, 2013 declaring effective the offering statement registered pursuant to Regulation A under section 3(b) of the Securities act of 1933, as amended.  The shares were issued to legal consultants for assistance with the Form 10 and the 15c211 filing and for consultants who have assisted in the funding of the Company, as aforesaid. The total issuance was valued at $220,000 for fair market value as negotiated and that amount is charged to additional paid in capital.

Additional shares sold plus the cancellation resulted in the total number of common shares outstanding to be 3,062,106 and 2,369,568 as of December 31, 2015 and December 31, 2014 respectively.